SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2025	2024	2023
Net interest paid (received)	$628	$689	$1,024
Net income taxes paid (received)	30	44	162

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2025	2024	2023
Accounts and other receivable	$155	$(252)	$(142)
Inventory	4	1	(86)
Other assets	(94)	19	(204)
Accounts payable and other	(23)	(115)	102
Changes in non-cash working capital, net	$42	$(347)	$(330)

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of non-recourse borrowings in subsidiaries of the company arising from financing activities as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$8,490	$8,823
Cash flows	(29)	341
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(950)	—
Foreign currency translation	279	(619)
Other changes	54	(55)
Balance at end of year	$7,844	$8,490